Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
2. Segment Information
Following the Separation and the elimination of the Brighthouse Financial segment, as described in Note 3, MetLife is organized into five segments: U.S.; Asia; Latin America; EMEA; and MetLife Holdings. In addition, the Company reports certain of its results of operations in Corporate & Other.
U.S.
The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into three businesses: Group Benefits, Retirement and Income Solutions and Property & Casualty.

•
The Group Benefits business offers insurance products and services which include life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, critical illness, vision and accident & health coverages, as well as prepaid legal plans. This business also sells administrative services-only arrangements to some employers.

•
The Retirement and Income Solutions business offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, institutional income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This business also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

•
The Property & Casualty business offers personal and commercial lines of property and casualty insurance, including private passenger automobile, homeowners’ and personal excess liability insurance. In addition, Property & Casualty offers small business owners property, liability and business interruption insurance.

Asia
The Asia segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include whole life, term life, variable life, universal life, accident & health insurance, fixed and variable annuities, credit insurance and endowment products.
Latin America
The Latin America segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include life insurance, accident & health insurance, group medical, dental, credit insurance, endowment and retirement and savings products.
EMEA
The EMEA segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include life insurance, accident & health insurance, credit insurance, annuities, endowment and retirement and savings products.
MetLife Holdings
The MetLife Holdings segment consists of operations relating to products and businesses no longer actively marketed by the Company in the United States. These products and businesses include variable, universal, term and whole life, as well as variable, fixed and index-linked annuities. The MetLife Holdings segment also includes the Company’s discontinued long-term care business and the assumed reinsurance of certain variable annuity products from the Company’s former operating joint venture in Japan.
Corporate & Other
Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including external integration and disposition costs, internal resource costs for associates committed to acquisitions and dispositions, enterprise-wide strategic initiative restructuring charges and various start-up businesses (including expatriate benefits insurance and the investment management business through which the Company offers fee-based investment management services to institutional clients, as well as the direct to consumer portion of the U.S. Direct business). Corporate & Other also includes interest expense related to the majority of the Company’s outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. In addition, Corporate & Other includes the elimination of intersegment amounts, which generally relate to affiliated reinsurance and intersegment loans, which bear interest rates commensurate with related borrowings. As a result of the Separation, Corporate & Other includes corporate overhead costs previously allocated to the former Brighthouse Financial segment.
Financial Measures and Segment Accounting Policies
Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company’s GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company’s performance relative to the Company’s business plan and facilitates comparisons to industry results.
Operating earnings is defined as operating revenues less operating expenses, both net of income tax.
The financial measures of operating revenues and operating expenses focus on the Company’s primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and certain entities required to be consolidated under GAAP. Also, these measures exclude results of discontinued operations under GAAP and other businesses that have been or will be sold or exited by MetLife but do not meet the discontinued operations criteria under GAAP and are referred to as divested businesses. Divested businesses also includes the net impact of transactions with exited businesses that have been eliminated in consolidation under GAAP and costs relating to businesses that have been or will be sold or exited by MetLife that do not meet the criteria to be included in results of discontinued operations under GAAP. In addition, for the year ended December 31, 2016, operating revenues and operating expenses exclude the financial impact of converting the Company’s Japan operations to calendar year-end reporting without retrospective application of this change to prior periods and is referred to as lag elimination. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.
The following additional adjustments are made to revenues, in the line items indicated, in calculating operating revenues:

•
Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees (“GMIB Fees”);

•
Net investment income: (i) includes earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other revenues are adjusted for settlements of foreign currency earnings hedges.
The following additional adjustments are made to expenses, in the line items indicated, in calculating operating expenses:

•
Policyholder benefits and claims and policyholder dividends excludes: (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) inflation-indexed benefit adjustments associated with contracts backed by inflation-indexed investments and amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and other pass through adjustments, (iii) benefits and hedging costs related to GMIBs (“GMIB Costs”) and (iv) market value adjustments associated with surrenders or terminations of contracts (“Market Value Adjustments”);

•
Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

•	Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

•	Amortization of negative VOBA excludes amounts related to Market Value Adjustments;

•	Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other expenses excludes costs related to: (i) noncontrolling interests, (ii) implementation of new insurance regulatory requirements, and (iii) acquisition, integration and other costs.
Operating earnings also excludes the recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance.
The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company’s effective tax rate. Additionally, the provision for income tax (expense) benefit also includes the impact related to the timing of certain tax credits, as well as certain tax reforms.
Set forth in the tables below is certain financial information with respect to the Company’s segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company’s consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.
Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company’s business.
The Company’s economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. The Company’s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.
Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company’s consolidated net investment income, income (loss) from continuing operations, net of income tax or operating earnings.
Net investment income is based upon the actual results of each segment’s specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company’s product pricing.

	Operating Results
Year Ended December 31, 2016	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$21,501	$6,902	$2,529	$2,027	$4,506	$40	$37,505	$(303)	$37,202
Universal life and investment-type product policy fees	989	1,487	1,025	391	1,436	2	5,330	152	5,482
Net investment income	6,206	2,707	1,084	318	5,944	178	16,437	353	16,790
Other revenues	784	61	34	73	581	110	1,643	42	1,685
Net investment gains (losses)	—	—	—	—	—	—	—	305	305
Net derivative gains (losses)	—	—	—	—	—	—	—	(874)	(874)
Total revenues	29,480	11,157	4,672	2,809	12,467	330	60,915	(325)	60,590
Expenses
Policyholder benefits and claims and policyholder dividends	21,558	5,191	2,443	1,067	7,534	41	37,834	(295)	37,539
Interest credited to policyholder account balances	1,302	1,298	328	112	1,042	6	4,088	1,088	5,176
Capitalization of DAC	(471)	(1,668)	(321)	(403)	(281)	(7)	(3,151)	(1)	(3,152)
Amortization of DAC and VOBA	471	1,224	184	408	736	8	3,031	(325)	2,706
Amortization of negative VOBA	—	(208)	(1)	(13)	—	—	(222)	(47)	(269)
Interest expense on debt	9	—	2	—	57	1,139	1,207	(50)	1,157
Other expenses	3,706	3,586	1,336	1,323	2,392	595	12,938	355	13,293
Total expenses	26,575	9,423	3,971	2,494	11,480	1,782	55,725	725	56,450
Provision for income tax expense (benefit)	988	492	158	42	288	(947)	1,021	(355)	666
Operating earnings	$1,917	$1,242	$543	$273	$699	$(505)	4,169
Adjustments to:
Total revenues							(325)
Total expenses							(725)
Provision for income tax (expense) benefit							355
Income (loss) from continuing operations, net of income tax							$3,474		$3,474

At December 31, 2016	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings	Corporate & Other (2)	Total
	(In millions)
Total assets	$253,683	$120,656	$67,233	$25,596	$184,276	$247,320	$898,764
Separate account assets	$85,950	$8,020	$48,455	$4,329	$48,823	$1	$195,578
Separate account liabilities	$85,950	$8,020	$48,455	$4,329	$48,823	$1	$195,578
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(1)	Total assets includes $98.0 billion of assets from the Japan operations which represents 11% of total consolidated assets.

(2)	Includes assets of disposed subsidiary of $216,983 million at December 31, 2016.

	Operating Results
Year Ended December 31, 2015	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$20,861	$6,937	$2,581	$2,036	$4,545	$(92)	$36,868	$(465)	$36,403
Universal life and investment-type product policy fees	943	1,542	1,117	424	1,482	(4)	5,504	66	5,570
Net investment income	6,209	2,675	1,038	326	6,201	260	16,709	(466)	16,243
Other revenues	751	105	41	61	930	69	1,957	(30)	1,927
Net investment gains (losses)	—	—	—	—	—	—	—	646	646
Net derivative gains (losses)	—	—	—	—	—	—	—	545	545
Total revenues	28,764	11,259	4,777	2,847	13,158	233	61,038	296	61,334
Expenses
Policyholder benefits and claims and policyholder dividends	20,837	5,275	2,408	988	7,357	(114)	36,751	(293)	36,458
Interest credited to policyholder account balances	1,216	1,309	349	120	1,062	23	4,079	336	4,415
Capitalization of DAC	(493)	(1,720)	(341)	(472)	(410)	(3)	(3,439)	120	(3,319)
Amortization of DAC and VOBA	471	1,256	271	497	577	(1)	3,071	95	3,166
Amortization of negative VOBA	—	(309)	(1)	(16)	—	—	(326)	(35)	(361)
Interest expense on debt	4	—	—	—	55	1,169	1,228	(60)	1,168
Other expenses	3,685	3,611	1,429	1,469	2,694	929	13,817	282	14,099
Total expenses	25,720	9,422	4,115	2,586	11,335	2,003	55,181	445	55,626
Provision for income tax expense (benefit)	1,040	457	37	21	581	(364)	1,772	(72)	1,700
Operating earnings	$2,004	$1,380	$625	$240	$1,242	$(1,406)	4,085
Adjustments to:
Total revenues							296
Total expenses							(445)
Provision for income tax (expense) benefit							72
Income (loss) from continuing operations, net of income tax							$4,008		$4,008

At December 31, 2015	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings	Corporate & Other (2)	Total
	(In millions)
Total assets	$237,858	$113,895	$64,808	$26,767	$187,677	$246,928	$877,933
Separate account assets	$79,540	$8,964	$46,061	$3,996	$48,590	$1	$187,152
Separate account liabilities	$79,540	$8,964	$46,061	$3,996	$48,590	$1	$187,152
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(1)	Total assets includes $90.0 billion of assets from the Japan operations which represents 10% of total consolidated assets.

(2)	Includes assets of disposed subsidiary of $216,437 million at December 31, 2015.

	Operating Results
Year Ended December 31, 2014	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$20,243	$7,566	$2,796	$2,309	$4,545	$89	$37,548	$(578)	$36,970
Universal life and investment-type product policy fees	909	1,693	1,239	466	1,374	—	5,681	143	5,824
Net investment income	6,111	2,886	1,219	428	6,409	489	17,542	616	18,158
Other revenues	721	106	33	60	1,062	55	2,037	(75)	1,962
Net investment gains (losses)	—	—	—	—	—	—	—	338	338
Net derivative gains (losses)	—	—	—	—	—	—	—	722	722
Total revenues	27,984	12,251	5,287	3,263	13,390	633	62,808	1,166	63,974
Expenses
Policyholder benefits and claims and policyholder dividends	20,110	5,724	2,615	1,053	7,217	49	36,768	(22)	36,746
Interest credited to policyholder account balances	1,168	1,544	394	148	1,098	33	4,385	1,341	5,726
Capitalization of DAC	(488)	(1,914)	(377)	(680)	(326)	(1)	(3,786)	114	(3,672)
Amortization of DAC and VOBA	458	1,397	313	613	444	(8)	3,217	(188)	3,029
Amortization of negative VOBA	—	(364)	(1)	(31)	—	—	(396)	(46)	(442)
Interest expense on debt	12	—	—	—	58	1,162	1,232	(82)	1,150
Other expenses	3,550	3,975	1,588	1,846	2,670	821	14,450	104	14,554
Total expenses	24,810	10,362	4,532	2,949	11,161	2,056	55,870	1,221	57,091
Provision for income tax expense (benefit)	1,073	582	129	29	714	(719)	1,808	128	1,936
Operating earnings	$2,101	$1,307	$626	$285	$1,515	$(704)	5,130
Adjustments to:
Total revenues							1,166
Total expenses							(1,221)
Provision for income tax (expense) benefit							(128)
Income (loss) from continuing operations, net of income tax							$4,947		$4,947
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Life insurance	$20,436	$20,847	$21,409
Accident & health insurance	14,127	13,109	13,427
Annuities	5,552	5,730	5,756
Property & casualty insurance	3,560	3,504	3,524
Non-insurance	694	710	640
Total	$44,369	$43,900	$44,756
The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company’s U.S. and foreign operations:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
U.S.	$29,166	$29,094	$28,249
Foreign:
Japan	7,088	6,264	6,917
Other	8,115	8,542	9,590
Total	$44,369	$43,900	$44,756
Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.